Derivatives and Fair Value of Financial Instruments (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013
Commodities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Margin account	$ 4,314,000	$ 29,822,000
Commodities | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	6,136,000	2,331,000
Derivative assets and liabilities, net basis	9,267,000	16,731,000
Commodities | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	1,779,000	16,014,000
Derivative assets and liabilities, net basis	596,000	592,000
Foreign currencies
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Loss due to credit risk associated with derivative contracts	1,675,000
Number of counterparties	6
Foreign currencies | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	1,675,000	2,763,000
Foreign currencies | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	407,000	101,000
Interest rate swaps
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Loss due to credit risk associated with derivative contracts	0
Interest rate swaps | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	$ 7,715,000	$ 4,103,000